Non-current prepayments (Tables)	12 Months Ended
Mar. 31, 2014
Non-current prepayments
Schedule of Non-Current Prepayments

		March 31,
	Note	2013	2014	2014
		RMB	RMB	US$

Investment deposit	(i)	212,188	208,591	33,555
Deposit for machineries purchase		445	303	49
Total non-current prepayments		212,633	208,894	33,604

Note:

(i)                   During the year ended March 31, 2013, the Group signed a Letter of Intent with a third party for a potential investment in a company in the healthcare industry and the Group remitted a refundable earnest money of US$33,660 (RMB208,591) to this third party and commenced the relevant work with respect to the investment opportunity. As of the date of this report, the project is still on-going.